Cover	Oct. 09, 2025
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Current Report on Form 8-K/A is being filed to amend the Current Report on Form 8-K for the event dated October 9, 2025 which was filed with the Securities and Exchange Commission on October 16, 2025 (the “Original Filing”) solely to include the financial statements of XIT Corp. (formerly GSR III Acquisition Corp.) (“GSR III”) as of and for the three and nine months ended September 30, 2025 as well as updated pro forma financial statements. Except as amended herewith, the Original Filing is not changed.
Document Period End Date	Oct. 09, 2025
Entity File Number	001-42901
Entity Registrant Name	Terra Innovatum Global N.V.
Entity Central Index Key	0002067627
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	P7
Entity Address, Address Line One	Via della Chiesa XXXII
Entity Address, Address Line Two	759
Entity Address, City or Town	Lucca
Entity Address, Country	IT
Entity Address, Postal Zip Code	55100
City Area Code	39
Local Phone Number	0583 55797
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Ordinary Shares, par value EUR 0.01 per share
Trading Symbol	NKLR
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false